Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	2013		2012		2011
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	810,850	3.18	830,025	3.23	906,775	3.19
Granted	500,000	1.91	-	-	-	-
Exercised	-	-	-	-	-	-
Forfeited	-	-	(15,750)	3.17	(51,750)	3.03
Expired	-	-	(3,425)	2.02	(25,000)	2.08
Outstanding on December 31,	1,310,850	2.70	810,850	3.18	830,025	3.23
Exercisable on December 31,	743,347	3.27	675,844	3.38	621,516	3.50

Share purchase options available for grant on December 31	83,428		83,428		72,003

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Outstanding options			Exercisable options
Exercise price (€)			Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
	3.99		416,838	3.8	3.99	416,838	3.99
	2.60		124,000	0.2	2.60	124,000	2.60
	2.38		174,100	6.5	2.38	130,575	2.38
	1.91		500,000	9.0	1.91	-	-
	1.88		95,912	6.5	1.88	71,934	1.88
1.88	to	3.99	1,310,850	6.0	2.70	743,347	3.27

Disclosure of sharebased compensation arrangements by sharebased payment award nonvested [Table Text Block]
	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2013	135,006	1.45
Granted	500,000	1.32
Vested	(67,503)	1.45
Forfeited	-	-
Non-vested at December 31, 2013	567,503	1.34